Discontinued Operations - Schedule of Net Loss from Discontinued Operation in the Consolidated Statements of Comprehensive Loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Net Loss from Discontinued Operation in the Consolidated Statements of Comprehensive Loss [Abstract]
Revenue	$ 248
Cost of revenue	228
Gross profit	20
Research and development, net	376
Marketing	29
General and administrative	311
Operating loss	696
Financial expenses	134
Net loss from discontinued operations	830
Loss from disposal of assets and liabilities	2,856
Total loss attributed to the discontinued operation	$ 3,686